Related-Party Transactions (Tables)	12 Months Ended
Mar. 31, 2020
Statement [LineItems]
Compensation Expenses of Key Management Personnel
The following table presents the compensation expenses of key management personnel.

	For the fiscal year ended March 31,
	2020	2019	2018
	(In millions)
Short-term employee benefits	¥1,206	¥1,102	¥1,135
Share-based compensation	316	304	295

Key management personnel of entity or parent [member]
Statement [LineItems]
Transaction Amounts with Related Party

	At March 31,
	2020	2019
	(In millions)
Liabilities:
Deposits	¥2,078	¥1,631
Others	84	94

Associates, joint ventures, and other entities [Member]
Statement [LineItems]
Transaction Amounts with Related Party
The transaction amounts included in the accounts, in aggregate, by category of related party were as follows:
Transactions with associates, joint ventures and other entities

	At March 31,
	2020 (1)	2019 (1)
	(In millions)
Assets:
Loans and advances	¥1,693,161	¥1,661,149
Others	115,885	89,534

Liabilities:
Deposits	¥208,978	¥178,076
Others	116,015	78,540

	For the fiscal year ended March 31,
	2020 (1)	2019 (1)	2018
	(In millions)
Income statements:
Income (interest income, fee and commission income, and others)	¥68,752	¥38,713	¥15,665
Expense (interest expense and others)	26,049	25,799	15,601

(1)
On November 28, 2018, Sumitomo Mitsui Finance and Leasing Company, Limited (“SMFL”), which had been the Company’s subsidiary, became the Company’s joint venture. As a result, the transactions with SMFL and its subsidiaries were included in the line items.